Share capital - Summary of Classes of Shares Outstanding (Details)	Mar. 31, 2026 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	364,402,690
Class A shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	246,038,922
Class B shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	1
Class C shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	118,363,766
Class D shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares outstanding	1